1933 Act File No. 33-11905
                                                      1940 Act File No. 811-5010


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........

Pre-Effective Amendment No.       ................................      _____

Post-Effective Amendment No.  56  ................................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57  ................................................        X

                              THE HUNTINGTON FUNDS
               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                           Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                        (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                               Columbus, OH 43287
                    (Name and address of agent for service)
               (Notices should be sent to the Agent for Service)

                                   Copies to:
                            David C. Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, NW
                              Washington, DC 20006

It is proposed that this filing will become effective:

_ _ immediately upon filing pursuant to paragraph (b)
_ _ on ____________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
  _ on _______________  pursuant to paragraph (a)(i)
    on 75 days after filing pursuant to paragraph (a)(ii)
_ _ on _______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

 X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.





This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, parts A and B of Post-Effective Amendment No. 55 filed January 28, 2008 in their entirety. (File Nos. 33-11905 and 811-5010)

PART C.      OTHER INFORMATION.

Item 23.     Exhibits

             (a)    (i)          Conformed copy of Agreement and
                                 Declaration of Trust of the Registrant,
                                 dated April 27, 2006; (9)
                    (ii)         Conformed copy of Amendment No. 1 to
                                 Agreement and Declaration of Trust of
                                 the Registrant, dated April 27, 2006;
                                 (9)
             (b)    (i)          Copy of By-Laws of the Registrant,
                                 dated April 27, 2006; (9)
             (c)                 Conformed copy of Specimen Certificate
                                 for Shares of Beneficial Interest of
                                 the Registrant, dated April 18, 2006,
                                 including Certificate of Amendment
                                 dated May 17, 2006; (9)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between
                                 the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Markets Fund,
                                 Macro 100 Fund and Situs Small Cap
                                 Fund; (9)
                    (ii)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Markets Fund,
                                 Macro 100 Fund and Situs Small Cap Fund ;
                                 (9)
                    (iii)        Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the U.S. Treasury Money
                                 Market Fund, Growth Fund, Income Equity
                                 Fund, Fixed Income Securities Fund,
                                 Short/Intermediate Fixed Income Securities
                                 Fund, Money Market Fund, Ohio Municipal
                                 Money Market Fund, Ohio Tax-Free Fund,
                                 Michigan Tax-Free Fund, Mortgage Securities
                                 Fund, Florida Tax-Free Fund and Intermediate
                                 Government Income Fund; (9)
                    (iv)         Conformed Copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the U.S.
                                 Treasury Money Market Fund, Growth Fund,
                                 Income Equity Fund, Fixed Income Securities
                                 Fund, Short/Intermediate Fixed Income
                                 Securities Fund, Money Market Fund, Ohio
                                 Municipal Money Market Fund, Ohio Tax-Free
                                 Fund, Michigan Tax-Free Fund, Mortgage
                                 Securities Fund, Florida Tax-Free Fund and
                                 Intermediate Government Income Fund; (9)
                    (v)          Conformed copy of Investment Advisory
                                 Agreement dated September 11, 2007, between
                                 the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the VA Dividend
                                 Capture Fund, VA Growth Fund, VA Income
                                 Equity Fund, VA International Equity Fund,
                                 VA Macro 100 Fund, VA Mid Corp America Fund,
                                 VA Mortgage Securities Fund, VA New Economy
                                 Fund, VA Rotating Markets Fund and VA Situs
                                 Small Cap Fund; (9)
                    (vi)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the VA Dividend
                                 Capture Fund, VA Growth Fund, VA Income
                                 Equity Fund, VA International Equity Fund,
                                 VA Macro 100 Fund, VA Mid Corp America Fund,
                                 VA Mortgage Securities Fund, VA New Economy
                                 Fund, VA Rotating Markets Fund and VA Situs
                                 Small Cap Fund; (9)
                    (vii)        Conformed copy of Letter Agreement to the
                                 Investment Advisory Agreement dated June 23,
                                 2006, between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the VA
                                 Dividend Capture Fund, VA Growth Fund, VA
                                 Income Equity Fund, VA International Equity
                                 Fund, VA Macro 100 Fund, VA Mid Corp America
                                 Fund, VA Mortgage Securities Fund, VA New
                                 Economy Fund, VA Rotating Markets Fund and
                                 VA Situs Small Cap Fund; (10)
                    (viii)       Conformed copy of Subadvisory Agreement
                                 dated June 23, 2006, between the Registrant,
                                 Huntington Asset Advisors, Inc. and Laffer
                                 Investments, Inc.; (9)
                    (ix)         Conformed copy of Amended and Restated
                                 Exhibit 1 to Schedule A to the Investment
                                 Advisory Agreement between Registrant and
                                 Huntington Asset Advisors, Inc. (11)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract dated June 23, 2006, between
                                 the Registrant and Edgewood Services
                                 Inc.; (9)
                    (ii)         Conformed copy of Amendment to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iii)        Conformed copy of Exhibit A to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iv)         Conformed copy of Amended and Restated
                                 Amendment #1 to Exhibit A to the
                                 Distributors Contract between
                                 Registrant and Edgewood Services, Inc.;
                                 (11)
                    (v)          Conformed copy of Exhibit B to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vi)         Conformed copy of Amendment #1 to
                                 Exhibit B dated April 30, 2007 to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (11)
                    (vii)        Conformed copy of Exhibit C to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (viii)       Conformed copy of Amendment #1 to
                                 Exhibit C dated April 30, 2007 to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (11)
                    (iv)         Conformed copy of Exhibit D to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (x)          Conformed copy of Amended and Restated
                                 Exhibit E dated August 31, 2007 to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (+)
                    (f)          Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement,
                                 dated June 23, 2006, between the
                                 Registrant and The Huntington National
                                 Bank; (9)
                    (ii)         Conformed copy of Schedule A to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (iii)        Conformed copy of Schedule B dated
                                 September 11, 2007 as Amended and
                                 Restated on August 31, 2007, to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (+)
                    (iv)         Conformed copy of Amendment to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (v)          Conformed copy of Foreign Custody
                                 Manager Agreement between the
                                 Registrant and The Bank of New York,
                                 dated June 23, 2006; (9)
                    (vi)         Form of Exhibit A, Amended and Restated as of
                                 August 31, 2007, to Foreign Custody Manager
                                 Agreement between the Registrant and The Bank
                                 of New York, dated June 23, 2006; (+)
                    (vii)        Copy of Schedule I to Foreign Custody Manager
                                 Agreement between the Registrant and
                                 The Bank of New York, dated June 23, 2006;
                                 (9)
                    (viii)       Conformed copy of Foreign Custody
                                 Agreement between the Registrant and The Bank
                                 of New
                                 York, dated June 23, 2006; (9)
                     (ix)        Conformed copy of Schedule I to Foreign Custody
                                 Agreement between the Registrant and The Bank
                                 of New York, dated June 23, 2006; (+)
                     (x)         Form of Schedule II, Amended and Restated as of
                                 August 31, 2007, to Foreign Custody Agreement
                                 between the Registrant and The Bank of New
                                 York, dated June 23, 2006; (+)
                    (xi)         Copy of Schedule III to Foreign Custody
                                 Agreement between the Registrant and The Bank
                                 of New  York, dated June 23, 2006; (9)
                    (xii)        Conformed copy of Appendix I to Foreign
                                 Custody Agreement between the Registrant
                                 and The Bank of New York, dated June 23, 2006;
                                 (9)
                    (xiii)       Conformed copy of Sub-Custody Agreement
                                 between the Registrant, The Huntington
                                 National Bank
                                 and PFPC Trust Company dated June 23, 2006;
                                 (10)
                    (xiv)        Conformed copy of Custodian Agreement
                                 dated June 26, 2006 between Registrant and
                                 State Street Bank and Trust Company including
                                 Schedules A, B and C and the Remote Access
                                 Services Addendum; (11)
             (h)    (i)          Conformed copy of Mutual Fund Services
                                 Agreement, Transfer Agency Services,
                                 dated June 23, 2006, between the
                                 Registrant and Unified Funds Services,
                                 Inc.; (9)
                    (ii)         Copy of Exhibit A to the Mutual Fund
                                 Services Agreement, Transfer Agency
                                 Services, dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (iii)        Copy of Exhibit B to the Mutual Fund
                                 Services Agreement, Transfer Agency
                                 Services, dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (iv)         Copy of Exhibit C to the Mutual Fund
                                 Services Agreement, Transfer Agency
                                 Services, dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (v)          Copy of Exhibit D to the Mutual Fund
                                 Services Agreement, Transfer Agency
                                 Services,  dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (vi)         Conformed copy of Administrative
                                 Services Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 National Bank; (+)
                    (vii)        Conformed copy of Investment Company
                                 Exhibit, Amended and Restated as of
                                 August 31, 2007, to Administrative
                                 Services Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 National Bank;(+)
                    (viii)       Conformed copy of Administrative
                                 Services Fee Exhibit to Administrative
                                 Services Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 National Bank; (+)
                    (ix)         Conformed copy of First Amendment,
                                 dated June 29, 2007, to Administrative
                                 Services Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 National Bank; (+)
                    (x)          Conformed copy of Administrative
                                 Services Agreement (Shareholder
                                 Services) between the Registrant and
                                 Huntington National Bank, dated June
                                 23, 2006; (9)
                     (xi)        Conformed copy of Exhibit A to
                                 Administrative Services Agreement
                                 (Shareholder Services) between the
                                 Registrant and Huntington National
                                 Bank, dated June 23, 2006; (9)
                    (xii)        Conformed copy of Agreement for Sub-
                                 Administrative Services, dated June 23,
                                 2006, among Registrant, The Huntington
                                 National Bank and Federated Services
                                 Company; (9)
                    (xiii)       Conformed copy of Investment Company
                                 Exhibit, Amended and Restated as of
                                 August 31, 2007, dated September 11,
                                 1007, to Agreement for Sub-
                                 Administrative Services, dated June 23,
                                 2006, among Registrant, The Huntington
                                 National Bank and Federated Services
                                 Company; (+)
                    (xiv)        Conformed copy of Sub-Administrative
                                 Services Fee Exhibit to Agreement for
                                 Sub-Administrative Services, dated June
                                 23, 2006, among Registrant, The
                                 Huntington National Bank and Federated
                                 Services Company; (9)
                    (xv)         Conformed copy of First Amendment,
                                 dated June 29, 2007, to Sub-
                                 Administrative Services Fee Exhibit to
                                 Agreement for Sub-Administrative
                                 Services, dated June 23, 2006, among
                                 Registrant, The Huntington National
                                 Bank and Federated Services Company;
                                 (+)
                    (xvi)        Conformed copy of Financial
                                 Administration and Accounting Services
                                 Agreement between the Registrant and
                                 Huntington National Bank dated December
                                 1, 2001; (9)
                     (xvii)      Conformed copy of Exhibit A, Amended
                                 and Restated as of August 31, 2007,
                                 dated September 11, 2007, to the
                                 Financial Administration and Accounting
                                 Services Agreement between the
                                 Registrant and Huntington National Bank
                                 dated December 1, 2001; (+)
                    (xviii)      Conformed copy of Fund Accounting
                                 Agreement dated May 1, 2002, between
                                 the Registrant and BISYS Fund Services
                                 Ohio, Inc.; (10)
                    (xix)        Conformed copy of Amendment #1 to Fund
                                 Accounting Agreement dated May 1, 2002,
                                 between the Registrant and BISYS Fund
                                 Services Ohio, Inc.; (10)
                    (xx)         Conformed copy of Amendment #2 to Fund
                                 Accounting Agreement dated May 1, 2002,
                                 between the Registrant and BISYS Fund
                                 Services Ohio, Inc.; (10)
                   (xxi)         Conformed copy of Amendment #3 to Fund
                                 Accounting Agreement dated May 1, 2002,
                                 between the Registrant and BISYS Fund
                                 Services Ohio, Inc.; (10)
                 (xxii)          Conformed copy of Fund Participation
                                 Agreement among the Registrant,
                                 Huntington Asset Advisors, Inc.,
                                 Edgewood Services, Inc. and Hartford
                                 Life Insurance Company, dated June 23,
                                 2006; (10)
                  (xxiii)        Conformed copy of Schedule A dated June
                                 23, 2006 to the Fund Participation
                                 Agreement among the Registrant,
                                 Huntington Asset Advisors, Inc.,
                                 Edgewood Services, Inc. and Hartford
                                 Life Insurance Company, dated June 23,
                                 2006; (+)
                 (xxiv)          Form of Amended and Restated Amendment
                                 #1 to Schedule B dated June 23, 2006
                                 and revised August 31, 2007, to the
                                 Fund Participation Agreement among the
                                 Registrant, Huntington Asset Advisors,
                                 Inc., Edgewood Services, Inc. and
                                 Hartford Life Insurance Company, dated
                                 June 23, 2006; (+)
                  (xxv)          Copy of Schedule C to the Fund
                                 Participation Agreement among the
                                 Registrant, Huntington Asset Advisors,
                                 Inc., Edgewood Services, Inc. and
                                 Hartford Life Insurance Company, dated
                                 June 23, 2006; (+)
                 (xxvi)          Form of Fund Participation Agreement among
                                 Nationwide Life Insurance Company and
                                 Nationwide Life and Annuity Insurance  Company;
                                 the Registrant; Huntington Asset Advisors,
                                 Inc.; and Edgewood Services, Inc., dated June
                                 23, 2006,  including Exhibits A through E; (10)
                 (xxvii)         Conformed copy of Fund Participation
                                 Agreement among the Registrant, Edgewood
                                 Services, Inc., Huntington Asset Advisors,
                                 Inc., and Transamerica Life Insurance
                                 Company, dated June 23, 2006; (10)
                  (xxviii)       Conformed copy of Fund Participation Agreement
                                 among the Registrant, Edgewood Services, Inc.,
                                 Huntington Asset Advisors, Inc. and Sun Life
                                 Insurance Company of Canada (U.S.) dated
                                 January 1, 2008; (+)
                  (xxix)         Conformed copy of Registrant's Shareholder
                                 Services Plan dated February 13, 2007;(11)
                  (xxx)          Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated November 9, 2006; (11)
                  (xxxi)         Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated November 9, 2006; (11)
                  (xxxii)        Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated November 9, 2006; (11)
                  (xxxiii)       Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated November 9, 2006; (11)
                  (xxxiv)        Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated November 9, 2006; (11)
                  (xxxv)         Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated December 1, 2006; (11)
                  (xxxvi)        Conformed copy of Indemnification
                                 Agreement between Registrant and Trustee
                                 of Trust dated November 9, 2006; (11)
             (i)                 Conformed copy of Opinion of Counsel as to
                                 legality of shares being offered; (7)
             (j)    (i)          Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (11)
                    (ii)         Conformed copy of Consent of Counsel;
                                 (7)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (1)
             (m)    (i)          Copy of the Distribution Plan of the
                                 Registrant, dated June 23 2006; (9)
                    (ii)         Copy of Exhibit A to Distribution Plan
                                 of the Registrant, dated June 23, 2006;
                                 (9)
                    (iii)        Copy of Amended and Restated Exhibit 1
                                 to Exhibit A to Registrant's
                                 Distribution Plan; (11)
             (n)    (i)          Conformed copy of Multiple Class Plan, dated
                                 June 23, 2006; (9)
                    (ii)         Conformed copy of Exhibit to Multiple Class
                                 Plan, dated June 23, 2006 (9)
                    (iii)        Conformed copy of Amended and restated Exhibit
                                 1 to Registrant's Multiple Class Plan; (11)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 Charles Davis, Daniel Benhase, John
                                 Shary, Thomas Westerfield, David
                                 Schoedinger and William R. Wise; (9)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Executive Officer and Vice
                                 President of the Registrant; (9)
                    (iii)        Conformed copy of Power of Attorney of
                                 President of the Registrant; (9)
                    (iv)         Conformed copy of Power of Attorney of
                                 the Treasurer of the Registrant; (9)
                    (v)          Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (11)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (11)
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (11)
             (p)    (i)          Copy of Code of Ethics of Edgewood
                                 Services, Inc.; (+)
                    (ii)         Copy of Code of Ethics of The
                                 Huntington Funds, dated May 4, 2006;
                                 (9)
                    (iii)        Copy of Code of Ethics for Federated
                                 Investors, Inc., dated January 1, 2005,
                                 revised January 26, 2005; (9)
                    (iv)         Copy of Code of Ethics for Laffer
                                 Investments, Inc. amended May 4, 2006;
                                 (11)
                    (v)          Copy of Code of Ethics of Huntington
                                 Asset Advisors, Inc. dated November 9,
                                 2006; (11)

_________________________________________________________________
+            All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and 811-5010).

(2) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).

(3) Response is incorporated by reference to Registrant's Amendment No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).

(4) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed February 2, 2004 (File Nos. 33-11905 and 811-5010).

(5) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 44 on Form N-1A filed February 23, 2004 (File Nos. 33-11905 and 811-5010).

(6) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 45 on Form N-1A filed April 29, 2004 (File Nos. 33-11905 and 811-5010).

(7) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 47 on Form N-1A filed April 29, 2005 (File Nos. 33-11905 and 811-5010).

(8) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 47 on Form N-1A filed April 28, 2006 (File Nos. 33-11905 and 811-5010)

(9) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 50 on Form N-1A filed August 24, 2006 (File Nos. 33-11905 and 811-5010)

(10) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 51 on Form N-1A filed February 8, 2007 (File Nos. 33-11905 and 811-5010)

(11) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 52 on Form N-1A filed April 30, 2007 (File Nos. 33-11905 and 811-5010)


Item 24.     Persons Controlled by or Under Common Control with the
             Registrant:

             None

Item 25.     Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant's Agreement and Declaration of Trust and
Section 2 of the Trustees' Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor's Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit
(h)(i). Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




Item 26.     Business and Other Connections of the Investment Adviser:

       Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                       POSITION WITH HUNTINGTON
       NAME                            ASSET ADVISORS, INC.

       B. Randolph Bateman             President and
                                       Chief Investment Officer

       Douglas Brooks                  Senior Vice President

       Kirk Mentzer                    Senior Vice President

       Christopher M. Rowane           Senior Vice President

       Paul Koscik                     Vice President

       Christopher G. Cwiklinski       Vice President

       Patrick J. Fraker               Vice President

       Craig J. Hardy                  Vice President

       Madelynn Matlock                Vice President

       Dr. Bernard Shinkel             Vice President

       William G. Doughty              Vice President

       Gustave Seasongood              Vice President

       Kathy Stylarek                  Vice President

       Martina Cheung                  Vice President

       Ronald J. Corn                  Secretary and Chief
                                       Compliance Officer

       David Castor                    Treasurer and Chief
                                       Financial Officer






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


Item 27.     Principal Underwriters:

             (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, The Huntington Funds, MTB Group of Funds and WesMark Funds.

             (b)

          (1)                              (2)                     (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor           With Registrant


Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.                --
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive                 --
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,                              --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley III                Director and Treasurer                 --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,                             --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Edward C. Bartly                 Assistant Secretary
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable







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



Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             41 South High Street
                                       Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.                5800 Corporate Drive
("Distributor")                        Pittsburgh, PA  15237-7002

Huntington Asset Advisors, Inc.        41 South High Street
("Advisor")                            Columbus, OH  43287

The Huntington National Bank           41 South High Street
("Custodian" and                       Columbus, OH  43287
"Administrator")

Federated Services Company             Federated Investors Tower
("Sub-Administrator")                  1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Unified Fund Services, Inc.            P.O. Box 6110
("Transfer Agent and                   Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

Citi Fund Services Ohio, Inc.          3435 Stelzer Road
(formerly, BISYS Fund Services         Suite 1000
Ohio, Inc.)                            Columbus, OH  43219
("Sub-Fund Accountant")



Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:  Not applicable.





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



                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of April, 2008.

                          THE HUNTINGTON FUNDS

                          BY: /s/ Rana J. Wright
                          Rana J. Wright, Assistant Secretary
                          April 14, 2008

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                         TITLE                  DATE

By: /s/ Rana J. Wright           Attorney In Fact      April 14, 2008
Rana J. Wright                   For the Persons
SECRETARY                        Listed Below

       NAME                         TITLE

B. Randolph Bateman*             President
                                 (Principal Executive Officer)

Charles L. Davis, Jr.*           Chief Executive Officer

Christopher E. Sabato*           Treasurer
                                 (Principal Financial Officer)

George Polatas*                  Vice President

David S. Schoedinger*            Trustee

Thomas J. Westerfield*           Trustee

Tadd C. Seitz*                   Trustee

Mark D. Shary*                   Trustee

William H. Zimmer*               Trustee

* By Power of Attorney